Segment and geographic information	6 Months Ended
Sep. 30, 2014
Segment and geographic information
Segment and geographic information

16. Segment and geographic information:

Operating segments—

Nomura’s business operation and financial performance reports are prepared based on the Retail, the Asset Management and the Wholesale segments. Nomura structures its business segments based upon the nature of main products and services, its client base and its management structure.

The accounting policies for segment information materially follow U.S. GAAP, except for the impact of unrealized gains/losses on investments in equity securities held for operating purposes, which under U.S. GAAP are included in Income (loss) before income taxes, but excluded from segment information.

Revenues and expenses directly associated with each business segment are included in the operating results of each respective segment. Revenues and expenses that are not directly attributable to a particular segment are allocated to each respective business segment or included in “Other”, based upon Nomura’s allocation methodologies as used by management to assess each segment’s performance.

Business segments’ results are shown in the following tables. Net interest revenue is disclosed because management views interest revenue net of interest expense for its operating decisions. Business segments’ information on total assets is not disclosed because management does not utilize such information for its operating decisions and therefore, it is not reported to management.

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Six months ended September 30, 2013
Non-interest revenue	¥283,200	¥37,238	¥313,738	¥73,856	¥708,032
Net interest revenue	2,872	1,562	64,219	(1,175)	67,478

Net revenue	286,072	38,800	377,957	72,681	775,510
Non-interest expenses	165,011	25,937	327,435	83,176	601,559

Income (loss) before income taxes	¥121,061	¥12,863	¥50,522	¥(10,495)	¥173,951

Six months ended September 30, 2014
Non-interest revenue	¥222,691	¥43,219	¥299,636	¥127,647	¥693,193
Net interest revenue	2,112	1,810	79,820	(38,353)	45,389

Net revenue	224,803	45,029	379,456	89,294	738,582
Non-interest expenses	154,332	28,946	351,508	84,206	618,992

Income (loss) before income taxes	¥70,471	¥16,083	¥27,948	¥5,088	¥119,590

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Three months ended September 30, 2013
Non-interest revenue	¥118,322	¥18,485	¥162,103	¥26,341	¥325,251
Net interest revenue	1,408	141	21,245	3,308	26,102

Net revenue	119,730	18,626	183,348	29,649	351,353
Non-interest expenses	79,774	12,454	158,063	33,166	283,457

Income (loss) before income taxes	¥39,956	¥6,172	¥25,285	¥(3,517)	¥67,896

Three months ended September 30, 2014
Non-interest revenue	¥116,948	¥21,441	¥119,322	¥81,742	¥339,453
Net interest revenue	990	250	71,248	(40,700)	31,788

Net revenue	117,938	21,691	190,570	41,042	371,241
Non-interest expenses	79,075	13,882	168,363	38,508	299,828

Income (loss) before income taxes	¥38,863	¥7,809	¥22,207	¥2,534	¥71,413

Transactions between operating segments are recorded within segment results on commercial terms and conditions and are eliminated in the “Other” column.

The following tables present the major components of income (loss) before income taxes in “Other.”

	Millions of yen
	Six months ended September 30
	2013	2014
Net gain related to economic hedging transactions	¥5,706	¥9,088
Realized gain on investments in equity securities held for operating purposes	688	3,145
Equity in earnings of affiliates	14,227	11,462
Corporate items	(21,045)	(11,482)
Other(1)	(10,071)	(7,125)

Total	¥(10,495)	¥5,088

	Millions of yen
	Three months ended September 30
	2013	2014
Net gain (loss) related to economic hedging transactions	¥(1,667)	¥2,169
Realized gain (loss) on investments in equity securities held for operating purposes	0	292
Equity in earnings of affiliates	8,884	7,963
Corporate items	(8,701)	(8,389)
Other(1)	(2,033)	499

Total	¥(3,517)	¥2,534

(1)	Includes the impact of Nomura’s own creditworthiness.

The tables below present reconciliations of the combined business segments’ results included in the preceding table to Nomura’s reported Net revenue, Non-interest expenses and Income before income taxes in the consolidated statements of income.

	Millions of yen
	Six months ended September 30
	2013	2014
Net revenue	¥775,510	¥738,582
Unrealized gain on investments in equity securities held for operating purposes	12,201	6,089

Consolidated net revenue	¥787,711	¥744,671

Non-interest expenses	¥601,559	¥618,992
Unrealized gain on investments in equity securities held for operating purposes	—	—

Consolidated non-interest expenses	¥601,559	¥618,992

Income before income taxes	¥173,951	¥119,590
Unrealized gain on investments in equity securities held for operating purposes	12,201	6,089

Consolidated income before income taxes	¥186,152	¥125,679

	Millions of yen
	Three months ended September 30
	2013	2014
Net revenue	¥351,353	¥371,241
Unrealized gain on investments in equity securities held for operating purposes	5,037	2,592

Consolidated net revenue	¥356,390	¥373,833

Non-interest expenses	¥283,457	¥299,828
Unrealized gain on investments in equity securities held for operating purposes	—	—

Consolidated non-interest expenses	¥283,457	¥299,828

Income before income taxes	¥67,896	¥71,413
Unrealized gain on investments in equity securities held for operating purposes	5,037	2,592

Consolidated income before income taxes	¥72,933	¥74,005

Geographic information—

Nomura’s identifiable assets, revenues and expenses are generally allocated based on the country of domicile of the legal entity providing the service. However, because of the integration of the global capital markets and the corresponding global nature of Nomura’s activities and services, it is not always possible to make a precise separation by location. As a result, various assumptions, which are consistent among years, have been made in presenting the following geographic data.

The table below presents a geographic allocation of net revenue and income (loss) before income taxes from operations by geographic areas, and long-lived assets associated with Nomura’s operations. Net revenue in “Americas” and “Europe” substantially represents Nomura’s operations in the United States and the United Kingdom, respectively. Net revenue and long-lived assets have been allocated based on transactions with external customers while income (loss) before income taxes have been allocated based on the inclusion of intersegment transactions.

	Millions of yen
	Six months ended September 30
	2013	2014
Net revenue(1):
Americas	¥109,859	¥117,394
Europe	127,252	97,145
Asia and Oceania	31,610	40,118

Subtotal	268,721	254,657
Japan	518,990	490,014

Consolidated	¥787,711	¥744,671

Income (loss) before income taxes:
Americas	¥(9,824)	¥(697)
Europe	(24,050)	(20,853)
Asia and Oceania	1,490	8,157

Subtotal	(32,384)	(13,393)
Japan	218,536	139,072

Consolidated	¥186,152	¥125,679

	Millions of yen
	Three months ended September 30
	2013	2014
Net revenue(1):
Americas	¥54,626	¥48,095
Europe	51,810	66,524
Asia and Oceania	14,765	21,527

Subtotal	121,201	136,146
Japan	235,189	237,687

Consolidated	¥356,390	¥373,833

Income (loss) before income taxes:
Americas	¥(1,328)	¥(6,757)
Europe	(19,602)	2,027
Asia and Oceania	2,270	8,476

Subtotal	(18,660)	3,746
Japan	91,593	70,259

Consolidated	¥72,933	¥74,005

(1)	There is no revenue derived from transactions with a single major external customer.

	Millions of yen
	March 31, 2014	September 30, 2014
Long-lived assets:
Americas	¥133,147	¥138,883
Europe	93,111	90,214
Asia and Oceania	16,163	16,153

Subtotal	242,421	245,250
Japan	281,780	285,159

Consolidated	¥524,201	¥530,409